Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Onconetix, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus included in this Registration Statement on Form S-1 (this “Registration Statement”) is a combined prospectus relating to the following shares of common stock of Onconetix, Inc. (the “Registrant”) being registered on this Registration Statement and previously registered on the Registrant’s Registration Statement on Form S-3 (File No. 333-267142), as amended (the “Prior Registration Statement”):• The offer and resale of 4,972,428 shares of Common Stock (the “Inducement PIO Shares”) issuable upon exercise of common stock preferred investment options (the “Inducement PIOs”) issued to Armistice Capital Master Fund Ltd. (“Armistice”) in a warrant inducement transaction (the “Warrant Inducement”), which closed on August 2, 2023.• The offer and resale of 149,173 Inducement PIO Shares issuable upon exercise of Inducement PIOs issued to H.C. Wainwright & Co., LLC, the Company’s placement agent for the Warrant Inducement, or its designees on August 2, 2023 in the Warrant Inducement (the “Placement Agent Inducement PIOs”).• The offer and resale of 2,486,214 shares of Common Stock issuable upon exercise of common stock preferred investment options (the “Sabby PIOs”, and together with the Inducement PIOs and the Placement Agent Inducement PIOs, the “PIOs”) issued to Sabby in a private placement, which were registered on a registration statement on Form S-1 (File No. 333-267142) on September 19, 2022 that was declared effective by the SEC, as amended by the Prior Registration Statement (the “Initial Registration Statement”)• The offer and resale of 220,997 shares of Common Stock (“August 2022 Wainwright Warrant Shares”) issuable upon exercise of the warrants (the “August 2022 Wainwright Warrants”) issued to H.C. Wainwright & Co., LLC, or its designees, in a private placement, which were registered on the Initial Registration Statement.This Registration Statement also constitutes Post-Effective Amendment No. 2 to the Prior Registration Statement, and such Post-Effective Amendment No. 1 to the Initial Registration Statement shall hereafter become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.
Entity Central Index Key	0001782107
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE